Supplemental Guarantor/Non-Guarantor Financial Information (Details 2) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities
Net cash provided by continuing operations	$ 5.2	$ 126.9
Net cash used in discontinued operations	(1.8)	(72.8)
Net cash provided by operating activities	3.4	54.1
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	(25.1)	(24.4)
Changes in accrued expenses related to capital expenditures	(11.3)	(18.3)
Proceeds from disposal of assets, net of notes receivable	2.1	99.8
Purchases of debt and equity securities	(7.3)	(2.0)
Proceeds from sales and maturities of debt and equity securities	10.1	0.4
Contributions to joint ventures	(114.6)	(151.8)
Distributions from joint ventures	113.6	138.2
Other, net	(3.2)	(2.2)
Net cash (used in) provided by investing activities	(35.7)	39.7
Cash Flows From Financing Activities
Proceeds from long-term debt	975.7	0.0
Repayments of long-term debt	(572.2)	(5.2)
Payment of deferred financing costs	(28.4)	0.0
Dividends paid	(0.7)	(23.1)
Other, net	(3.0)	(1.4)
Transactions with affiliates, net	0.0	0.0
Net cash provided by (used in) financing activities	371.4	(29.7)
Net change in cash and cash equivalents	339.1	64.1
Cash and cash equivalents at beginning of period	298.0	444.0
Cash and cash equivalents at end of period	637.1	508.1
Parent Company [Member]
Cash Flows From Operating Activities
Net cash provided by continuing operations	(204.6)	108.5
Net cash used in discontinued operations	(0.3)	(72.0)
Net cash provided by operating activities	(204.9)	36.5
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	0.0	0.0
Changes in accrued expenses related to capital expenditures	0.0	0.0
Proceeds from disposal of assets, net of notes receivable	0.0	0.0
Purchases of debt and equity securities	0.0	0.0
Proceeds from sales and maturities of debt and equity securities	0.0	0.0
Contributions to joint ventures	0.0	0.0
Distributions from joint ventures	0.0	0.0
Other, net	0.0	0.0
Net cash (used in) provided by investing activities	0.0	0.0
Cash Flows From Financing Activities
Proceeds from long-term debt	975.7
Repayments of long-term debt	(569.9)	(3.0)
Payment of deferred financing costs	(28.4)
Dividends paid	(0.7)	(23.1)
Other, net	0.1	1.1
Transactions with affiliates, net	139.7	(15.6)
Net cash provided by (used in) financing activities	516.5	(40.6)
Net change in cash and cash equivalents	311.6	(4.1)
Cash and cash equivalents at beginning of period	188.7	300.7
Cash and cash equivalents at end of period	500.3	296.6
Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash provided by continuing operations	131.3	49.6
Net cash used in discontinued operations	(0.4)	(1.1)
Net cash provided by operating activities	130.9	48.5
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	(16.2)	(9.2)
Changes in accrued expenses related to capital expenditures	(7.1)	(1.1)
Proceeds from disposal of assets, net of notes receivable	2.1	12.7
Purchases of debt and equity securities	0.0	0.0
Proceeds from sales and maturities of debt and equity securities	0.0	0.0
Contributions to joint ventures	0.0	0.0
Distributions from joint ventures	0.0	0.0
Other, net	(1.2)	(0.6)
Net cash (used in) provided by investing activities	(22.4)	1.8
Cash Flows From Financing Activities
Proceeds from long-term debt	0.0
Repayments of long-term debt	0.0	0.0
Payment of deferred financing costs	0.0
Dividends paid	0.0	0.0
Other, net	(1.7)	(1.7)
Transactions with affiliates, net	(107.8)	(48.7)
Net cash provided by (used in) financing activities	(109.5)	(50.4)
Net change in cash and cash equivalents	(1.0)	(0.1)
Cash and cash equivalents at beginning of period	1.2	0.3
Cash and cash equivalents at end of period	0.2	0.2
Non-Guarantor Subsidiaries [Member]
Cash Flows From Operating Activities
Net cash provided by continuing operations	78.5	(31.2)
Net cash used in discontinued operations	(1.1)	0.3
Net cash provided by operating activities	77.4	(30.9)
Cash Flows From Investing Activities
Additions to property, plant, equipment and mine development	(8.9)	(15.2)
Changes in accrued expenses related to capital expenditures	(4.2)	(17.2)
Proceeds from disposal of assets, net of notes receivable	0.0	87.1
Purchases of debt and equity securities	(7.3)	(2.0)
Proceeds from sales and maturities of debt and equity securities	10.1	0.4
Contributions to joint ventures	(114.6)	(151.8)
Distributions from joint ventures	113.6	138.2
Other, net	(2.0)	(1.6)
Net cash (used in) provided by investing activities	(13.3)	37.9
Cash Flows From Financing Activities
Proceeds from long-term debt	0.0
Repayments of long-term debt	(2.3)	(2.2)
Payment of deferred financing costs	0.0
Dividends paid	0.0	0.0
Other, net	(1.4)	(0.8)
Transactions with affiliates, net	(31.9)	64.3
Net cash provided by (used in) financing activities	(35.6)	61.3
Net change in cash and cash equivalents	28.5	68.3
Cash and cash equivalents at beginning of period	108.1	143.0
Cash and cash equivalents at end of period	$ 136.6	$ 211.3